UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Notch Asset Management, LLC
Address: 450 Lexington Avenue
         Suite 3750
         New York, NY  10017

13F File Number:  28-13901

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Dinunzio
Title:     Chief Financial Officer
Phone:     (212) 573-8602

Signature, Place, and Date of Signing:

     /s/ Steven Dinunzio     New York, NY/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $156,112 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     2309    75000 SH  CALL SOLE                        0    75000        0
ALCON INC                      COM SHS          H01301102     8170    50000 SH       SOLE                        0    50000        0
AMKOR TECHNOLOGY INC           COM              031652100     3705   500000 SH  CALL SOLE                        0   500000        0
ARVINMERITOR INC               FRNT 4.000% 2/1  043353AH4     1119  1000000 PRN      SOLE                        0  1000000        0
AVON PRODS INC                 COM              054303102     2615    90000 SH       SOLE                        0    90000        0
BARNES GROUP INC               NOTE 3.750% 8/0  067806AB5     4297  4000000 PRN      SOLE                        0  4000000        0
BEST BUY INC                   SDCV 2.250% 1/1  086516AF8     6441  6000000 PRN      SOLE                        0  6000000        0
CISCO SYS INC                  COM              17275R102     6069   300000 SH  CALL SOLE                        0   300000        0
COMTECH TELECOMMUNICATIONS C   NOTE 3.000% 5/0  205826AF7     8366  8000000 PRN      SOLE                        0  8000000        0
GAP INC DEL                    COM              364760108     2214   100000 SH  CALL SOLE                        0   100000        0
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     7091  7217000 PRN      SOLE                        0  7217000        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209     9452   175000 PRN      SOLE                        0   175000        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8    10304 10000000 PRN      SOLE                        0 10000000        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2    11134 11500000 PRN      SOLE                        0 11500000        0
INTL PAPER CO                  COM              460146103     1634    60000 SH       SOLE                        0    60000        0
INTL PAPER CO                  COM              460146103     5448   200000 SH  CALL SOLE                        0   200000        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1     2714  5000000 PRN      SOLE                        0  5000000        0
LEAP WIRELESS INTL INC         COM NEW          521863308     1226   100000 SH       SOLE                        0   100000        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2    10121 10000000 PRN      SOLE                        0 10000000        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0    10665 10000000 PRN      SOLE                        0 10000000        0
MICRON TECHNOLOGY INC          COM              595112103     1203   150000 SH       SOLE                        0   150000        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2    11119  8286000 PRN      SOLE                        0  8286000        0
PMC-SIERRA INC                 COM              69344F106      859   100000 SH  CALL SOLE                        0   100000        0
POWERWAVE TECHNOLOGIES INC     NOTE 3.875%10/0  739363AF6     2680  3000000 PRN      SOLE                        0  3000000        0
RANGE RES CORP                 COM              75281A109     4498   100000 SH  CALL SOLE                        0   100000        0
REGIS CORP MINN                COM              758932107      747    45000 SH       SOLE                        0    45000        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107      902    60000 SH  CALL SOLE                        0    60000        0
USEC INC                       NOTE 3.000%10/0  90333EAC2    13125 14500000 PRN      SOLE                        0 14500000        0
WESTERN DIGITAL CORP           COM              958102105     3390   100000 SH  CALL SOLE                        0   100000        0
YAHOO INC                      COM              984332106     2495   150000 SH  CALL SOLE                        0   150000        0